Consolidated Statements of Stockholders' Deficit - USD ($)	Series A Preferred Stock [Member]	Common Stock [Member]	Additional Paid in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2018	$ 1	$ 6,816	$ 8,689,353	$ (21,003,544)	$ (12,307,374)
Balance, shares at Dec. 31, 2018	1,334	6,816,281
Common stock issued to settle debt		$ 2,000	3,203,000		3,205,000
Common stock issued to settle debt, shares		2,000,000
Stock issuable for asset purchase			1,350,000		1,350,000
Stock issuable for asset purchase, shares
Settlement of stock subscriptions		$ 336	(336)
Settlement of stock subscriptions, shares		336,020
Issuance of restricted stock		$ 237	(237)
Issuance of restricted stock, shares		236,681
Warrants on stock subscriptions			83,334		83,334
Common stock issued for cash		$ 558	499,442		500,000
Common stock issued for cash, shares		557,942
Stock subscriptions			440,000		440,000
Share exchange with related party for Data443 additional share issuable			70,000		70,000
Adjustment of reverse stock split		$ 1,745	(1,745)
Adjustment of reverse stock split, shares		1,745,141
Cancellation of share due to settlement of lawsuit		$ (2,000)	2,000
Cancellation of share due to settlement of lawsuit, shares		(2,000,000)
Share-based compensation			869,960		869,960
Stock-based compensation, shares
Net loss				(607,371)	(607,371)
Balance at Dec. 31, 2019	$ 1	$ 9,692	15,204,771	(21,610,915)	(6,396,451)
Balance, shares at Dec. 31, 2019	1,334	9,692,065
Common stock issued for conversion of debt		$ 6,824	1,317,686		1,324,510
Common stock issued for conversion of debt, shares		6,824,272
Common stock issued in conjunction with convertible note
Stock issued for asset acquisition		$ 2,466	(2,466)
Stock issued for asset acquisition, shares		2,465,754
Share-based compensation		$ 500	205,152		205,652
Stock-based compensation, shares		500,000
Net loss				(10,181,015)	(10,181,015)
Balance at Mar. 31, 2020	$ 1	$ 19,482	16,725,143	(31,791,930)	(15,047,304)
Balance, shares at Mar. 31, 2020	1,334	19,482,091
Balance at Dec. 31, 2019	$ 1	$ 9,692	15,204,771	(21,610,915)	(6,396,451)
Balance, shares at Dec. 31, 2019	1,334	9,692,065
Settlement of stock subscriptions	$ 144	$ 1,496	(1,640)
Settlement of stock subscriptions, shares	144,000	1,496,516
Common stock issued for cash, shares		11,935,000
Beneficial conversion feature			517,500		517,500
Preferred stock issued for service - related party	$ 5		158,639		158,644
Preferred stock issued for service - related party, shares	4,666
Common stock issued for conversion of debt		$ 812,893	13,546,533		14,359,446
Common stock issued for conversion of debt, shares		812,893,572
Share-based compensation		$ 41,149	1,149,853		1,191,002
Stock-based compensation, shares		41,148,732
Common stock issued for exercised cashless warrant		$ 38,012	(38,012)
Common stock issued for exercised cashless warrant, shares		38,011,503
Common stock issued for asset purchase		$ 140,771	39,229		180,000
Common stock issued for asset purchase, shares		140,770,559
Resolution of derivative liability upon exercise of warrant			406,856		406,856
Net loss				(13,907,669)	(13,907,669)
Balance at Dec. 31, 2020	$ 150	$ 1,044,013	30,983,749	(35,518,584)	(3,490,672)
Balance, shares at Dec. 31, 2020	150,000	1,044,012,947
Common stock issued for cash		$ 166,667	486,938		653,605
Common stock issued for cash, shares		166,666,667
Common stock issued for conversion of preferred stock		$ 11,196	157,011		168,207
Common stock issued for conversion of preferred stock, shares		11,196,474
Common stock issued for conversion of debt		$ 203,494	1,319,764		1,523,258
Common stock issued for conversion of debt, shares		203,494,048
Common stock issued in conjunction with convertible note		$ 5,725	83,013		88,738
Common stock issued in conjunction with convertible note, shares		5,725,000
Share-based compensation		$ 10,958	393,160		404,118
Stock-based compensation, shares		10,958,306
Net loss				(2,180,247)	(2,180,247)
Balance at Mar. 31, 2021	$ 150	$ 1,442,053	$ 33,423,635	$ (37,698,831)	$ (2,832,993)
Balance, shares at Mar. 31, 2021	150,000	1,442,053,442